Schedule of Warrants Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Exercisable at end of year	2,882,055
Publisher Partner Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, outstanding, at beginning of year	939,541	1,017,140
Weighted Average Exercise Price, outstanding, at end of year	$ 1.46	$ 1.47
Weighted Average Remaining Contractual Life, Outstanding at beginning of year		3 years 3 months 3 days
Number of Shares, Forfeited	(150,000)	(77,599)
Weighted Average Exercise Price, Forfeited		$ 1.62
Number of Shares, outstanding at end of year	789,541	939,541
Weighted Average Exercise Price, outstanding, at end of year	$ 1.34	$ 1.46
Weighted Average Remaining Contractual Life, Outstanding at ending of year	1 year 6 months	2 years 6 months 25 days
Number of Shares, Exercisable at end of year	463,041
Weighted Average Exercise Price, Exercisable at end of year	$ 1.31
Weighted Average Remaining Contractual Life, Exercisable	1 year 6 months 7 days
Number of Shares, not vested at end of year	326,500
Number of Shares, Available for future grants at end of year	1,210,459
ABG Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price, outstanding, at end of year	$ 0.63
Weighted Average Exercise Price, Forfeited	0.63
Weighted Average Exercise Price, outstanding, at end of year	$ 0.63	$ 0.63
Weighted Average Remaining Contractual Life, Outstanding at ending of year	8 years 5 months 15 days	9 years 5 months 15 days
Number of Shares, unvested outstanding, at end of year	21,989,844
Number of Shares, vested outstanding, at end of year
Number of Shares, unvested issued		21,989,844
Number of Shares, vested issued
Weighted Average Exercise Price, Issued		$ 0.63
Number of Shares, unvested vested	(2,198,985)
Number of Shares, vested	2,198,985
Number of Shares, unvested outstanding, at end of year	19,790,859	21,989,844
Number of Shares, vested outstanding, at end of year	2,198,985